Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Fixed Income Securities Funds
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000007089
Shareholder Report [Line Items]
Fund Name	Short-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VFISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
AssetsNet	$ 5,761,000,000
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	353.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,761
Number of Portfolio Holdings	300
Portfolio Turnover Rate	353%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	1.5%
Conventional Mortgage-Backed Securities	8.2%
Nonconventional Mortgage-Backed Securities	8.4%
U.S. Government Securities	81.1%
Other Assets and Liabilities—NetFootnote Reference	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007090
Shareholder Report [Line Items]
Fund Name	Short-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[2]
AssetsNet	$ 5,761,000,000
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	353.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,761
Number of Portfolio Holdings	300
Portfolio Turnover Rate	353%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	1.5%
Conventional Mortgage-Backed Securities	8.2%
Nonconventional Mortgage-Backed Securities	8.4%
U.S. Government Securities	81.1%
Other Assets and Liabilities—NetFootnote Reference	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007092
Shareholder Report [Line Items]
Fund Name	High-Yield Corporate Fund
Class Name	Investor Shares
Trading Symbol	VWEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[3]
AssetsNet	$ 25,654,000,000
Holdings Count | Holding	1,063
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$25,654
Number of Portfolio Holdings	1,063
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	13.4%
Consumer Discretionary	15.7%
Consumer Staples	3.4%
Energy	10.5%
Financials	9.2%
Health Care	7.1%
Industrials	7.0%
Materials	9.4%
Real Estate	2.0%
Technology	5.8%
Utilities	2.2%
Other	9.7%
Other Assets and Liabilities—NetFootnote Reference	4.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007093
Shareholder Report [Line Items]
Fund Name	High-Yield Corporate Fund
Class Name	Admiral™ Shares
Trading Symbol	VWEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[4]
AssetsNet	$ 25,654,000,000
Holdings Count | Holding	1,063
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$25,654
Number of Portfolio Holdings	1,063
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	13.4%
Consumer Discretionary	15.7%
Consumer Staples	3.4%
Energy	10.5%
Financials	9.2%
Health Care	7.1%
Industrials	7.0%
Materials	9.4%
Real Estate	2.0%
Technology	5.8%
Utilities	2.2%
Other	9.7%
Other Assets and Liabilities—NetFootnote Reference	4.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007097
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[5]
AssetsNet	$ 38,880,000,000
Holdings Count | Holding	1,821
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,880
Number of Portfolio Holdings	1,821
Portfolio Turnover Rate	40%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	6.8%
Consumer Discretionary	4.4%
Consumer Staples	3.9%
Energy	6.5%
Financials	29.4%
Health Care	7.3%
Industrials	4.5%
Materials	2.7%
Real Estate	3.4%
Technology	6.7%
Utilities	8.4%
Other	14.6%
Other Assets and Liabilities—NetFootnote Reference	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007098
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[6]
AssetsNet	$ 38,880,000,000
Holdings Count | Holding	1,821
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,880
Number of Portfolio Holdings	1,821
Portfolio Turnover Rate	40%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	6.8%
Consumer Discretionary	4.4%
Consumer Staples	3.9%
Energy	6.5%
Financials	29.4%
Health Care	7.3%
Industrials	4.5%
Materials	2.7%
Real Estate	3.4%
Technology	6.7%
Utilities	8.4%
Other	14.6%
Other Assets and Liabilities—NetFootnote Reference	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007099
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[7]
AssetsNet	$ 7,144,000,000
Holdings Count | Holding	342
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,144
Number of Portfolio Holdings	342
Portfolio Turnover Rate	129%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	0.6%
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Conventional Mortgage-Backed Securities	7.5%
Nonconventional Mortgage-Backed Securities	9.2%
U.S. Government Securities	80.5%
Other Assets and Liabilities—NetFootnote Reference	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007100
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[8]
AssetsNet	$ 7,144,000,000
Holdings Count | Holding	342
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,144
Number of Portfolio Holdings	342
Portfolio Turnover Rate	129%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	0.6%
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Conventional Mortgage-Backed Securities	7.5%
Nonconventional Mortgage-Backed Securities	9.2%
U.S. Government Securities	80.5%
Other Assets and Liabilities—NetFootnote Reference	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007101
Shareholder Report [Line Items]
Fund Name	Long-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VWESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[9]
AssetsNet	$ 9,696,000,000
Holdings Count | Holding	1,325
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$9,696
Number of Portfolio Holdings	1,325
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	7.2%
Consumer Discretionary	5.2%
Consumer Staples	4.3%
Energy	6.1%
Financials	16.2%
Health Care	12.6%
Industrials	6.1%
Materials	1.2%
Real Estate	0.5%
Technology	4.8%
Utilities	15.5%
Other	17.4%
Other Assets and Liabilities—NetFootnote Reference	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007102
Shareholder Report [Line Items]
Fund Name	Long-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VWETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[10]
AssetsNet	$ 9,696,000,000
Holdings Count | Holding	1,325
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$9,696
Number of Portfolio Holdings	1,325
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	7.2%
Consumer Discretionary	5.2%
Consumer Staples	4.3%
Energy	6.1%
Financials	16.2%
Health Care	12.6%
Industrials	6.1%
Materials	1.2%
Real Estate	0.5%
Technology	4.8%
Utilities	15.5%
Other	17.4%
Other Assets and Liabilities—NetFootnote Reference	2.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007103
Shareholder Report [Line Items]
Fund Name	Long-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VUSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[11]
AssetsNet	$ 2,711,000,000
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$2,711
Number of Portfolio Holdings	199
Portfolio Turnover Rate	161%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	1.3%
Asset-Backed/Commercial Mortgage-Backed Securities	0.0%
Conventional Mortgage-Backed Securities	4.8%
Nonconventional Mortgage-Backed Securities	4.8%
U.S. Government Securities	87.3%
Other Assets and Liabilities—NetFootnote Reference	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007104
Shareholder Report [Line Items]
Fund Name	Long-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VUSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[12]
AssetsNet	$ 2,711,000,000
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$2,711
Number of Portfolio Holdings	199
Portfolio Turnover Rate	161%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	1.3%
Asset-Backed/Commercial Mortgage-Backed Securities	0.0%
Conventional Mortgage-Backed Securities	4.8%
Nonconventional Mortgage-Backed Securities	4.8%
U.S. Government Securities	87.3%
Other Assets and Liabilities—NetFootnote Reference	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007105
Shareholder Report [Line Items]
Fund Name	Short-Term Government Securities Active Fund
Class Name	Investor Shares
Trading Symbol	VSGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Government Securities Active Fund (the "Fund") (formerly known as Vanguard Short-Term Federal Fund) for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[13]
AssetsNet	$ 4,445,000,000
Holdings Count | Holding	411
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$4,445
Number of Portfolio Holdings	411
Portfolio Turnover Rate	232%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	2.6%
Asset-Backed/Commercial Mortgage-Backed Securities	17.4%
Conventional Mortgage-Backed Securities	24.3%
Nonconventional Mortgage-Backed Securities	23.2%
U.S. Government Securities	31.4%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007106
Shareholder Report [Line Items]
Fund Name	Short-Term Government Securities Active Fund
Class Name	Admiral™ Shares
Trading Symbol	VSGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Government Securities Active Fund (the "Fund") (formerly known as Vanguard Short-Term Federal Fund) for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[14]
AssetsNet	$ 4,445,000,000
Holdings Count | Holding	411
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$4,445
Number of Portfolio Holdings	411
Portfolio Turnover Rate	232%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Agency Bonds and Notes	2.6%
Asset-Backed/Commercial Mortgage-Backed Securities	17.4%
Conventional Mortgage-Backed Securities	24.3%
Nonconventional Mortgage-Backed Securities	23.2%
U.S. Government Securities	31.4%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007107
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VFSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[15]
AssetsNet	$ 55,362,000,000
Holdings Count | Holding	2,423
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$55,362
Number of Portfolio Holdings	2,423
Portfolio Turnover Rate	41%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	5.0%
Consumer Discretionary	5.1%
Consumer Staples	3.8%
Energy	5.6%
Financials	29.0%
Health Care	7.0%
Industrials	5.4%
Materials	2.2%
Real Estate	2.8%
Technology	6.0%
Utilities	6.5%
Other	20.9%
Other Assets and Liabilities—NetFootnote Reference	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007108
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VFSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[16]
AssetsNet	$ 55,362,000,000
Holdings Count | Holding	2,423
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$55,362
Number of Portfolio Holdings	2,423
Portfolio Turnover Rate	41%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	5.0%
Consumer Discretionary	5.1%
Consumer Staples	3.8%
Energy	5.6%
Financials	29.0%
Health Care	7.0%
Industrials	5.4%
Materials	2.2%
Real Estate	2.8%
Technology	6.0%
Utilities	6.5%
Other	20.9%
Other Assets and Liabilities—NetFootnote Reference	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007109
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Institutional Shares
Trading Symbol	VFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[17]
AssetsNet	$ 55,362,000,000
Holdings Count | Holding	2,423
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$55,362
Number of Portfolio Holdings	2,423
Portfolio Turnover Rate	41%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	5.0%
Consumer Discretionary	5.1%
Consumer Staples	3.8%
Energy	5.6%
Financials	29.0%
Health Care	7.0%
Industrials	5.4%
Materials	2.2%
Real Estate	2.8%
Technology	6.0%
Utilities	6.5%
Other	20.9%
Other Assets and Liabilities—NetFootnote Reference	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151976
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Bond Fund
Class Name	Investor Shares
Trading Symbol	VUBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[18]
AssetsNet	$ 15,865,000,000
Holdings Count | Holding	1,050
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$15,865
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	30.3%
Corporate Bonds	58.0%
Sovereign Bonds	3.3%
U.S. Government and Agency Obligations	1.4%
Other Assets and Liabilities—NetFootnote Reference	7.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151975
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VUSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[19]
AssetsNet	$ 15,865,000,000
Holdings Count | Holding	1,050
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$15,865
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	30.3%
Corporate Bonds	58.0%
Sovereign Bonds	3.3%
U.S. Government and Agency Obligations	1.4%
Other Assets and Liabilities—NetFootnote Reference	7.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000264003
Shareholder Report [Line Items]
Fund Name	High-Yield Active ETF
Class Name	ETF Shares
Trading Symbol	VGHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High-Yield Active ETF (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[20]
AssetsNet	$ 307,000,000
Holdings Count | Holding	599
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$307
Number of Portfolio Holdings	599
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communications	12.0%
Consumer Discretionary	16.3%
Consumer Staples	4.7%
Energy	9.9%
Financials	8.5%
Health Care	7.5%
Industrials	7.5%
Materials	10.6%
Real Estate	2.8%
Technology	3.4%
Utilities	3.4%
Other	12.5%
Other Assets and Liabilities—NetFootnote Reference	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
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